Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory income tax rate					$ (6,276,000)	$ (10,329,000)	$ (8,474,000)
State income tax, net of federal benefits					(1,072,000)	(1,041,000)	(787,000)
Stock based compensation					(615,000)	81,000	167,000
Research & development Credits					(6,000)	(4,000)	(4,000)
Return to provision & other					29,000	0	0
Rate adjustment					668,000	0	0
Other					363,000	470,000	13,000
Tax law change—revaluing deferreds					0	11,783,000	0
Change in valuation allowance					6,910,000	(955,000)	9,088,000
Provision for income tax	$ 21,000	$ 0	$ 21,000	$ 0	$ 1,000	$ 5,000	$ 3,000